Convertible Debentures	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Convertible Debentures
LONG-TERM DEBT
The Company's interest-bearing loans and borrowings are measured at amortized cost. As at December 31, 2017, the only significant interest-bearing loans and borrowings are related to the Prepayment Agreement and the Reserves Based Lending Facility as described below.
The following table summarizes TransGlobe's outstanding long-term debt:

(000s)	December 31, 2017	December 31, 2016
Prepayment agreement	$58,792	$—
Reserves based lending facility	11,207	—
Note payable	—	5,581
	69,999	5,581
Current portion of long-term debt	—	5,581
	$69,999	$11,162
The following table reconciles the changes in TransGlobe's long-term debt:

(000s)
Balance at January 1, 2017	$11,162
Increase in long-term debt - prepayment agreement	73,500
Increase in long-term debt - reserves based lending facility	10,209
Draws on facility	64
Repayment of long-term debt	(26,162)
Amortization of deferred financing costs	329
Effect of movements in foreign exchange rates	897
Balance at December 31, 2017	$69,999
Prepayment Agreement

(000s)	December 31, 2017
Prepayment agreement	$75,000
Repayment of prepayment agreement	(15,000)
Deferred financing costs	(1,208)
58,792
Current portion of long-term debt	—
$58,792

On February 10, 2017, the Company completed a $75 million crude oil prepayment agreement between its wholly owned subsidiary, TransGlobe Petroleum International Inc. ("TPI") and Mercuria.
The initial advance under the prepayment agreement was used to repay the 6.0% convertible debentures of the Company, which matured on March 31, 2017 (Note 21).
TPI's obligations under the prepayment agreement are guaranteed by the Company and the subsidiaries of TPI (the "Guarantors"). The obligations of TPI and the Guarantors will be supported by, among other things, a pledge of equity held by the Company in TPI and a pledge of equity held by TPI in its subsidiaries. The funding arrangement has a term of four years, maturing March 31, 2021 and advances bear interest at a rate of LIBOR plus 6.0%. The funding arrangement is revolving with each advance to be satisfied through the delivery of crude oil to Mercuria. Further advances become available upon delivery of crude oil to Mercuria up to a maximum of $75.0 million and subject to compliance with the other terms and conditions of the prepayment agreement. The prepayment agreement was initially recognized at fair value, net of financing costs, and has subsequently been measured at amortized cost. Financing costs of $1.5 million will be amortized over the term of the prepayment agreement using the effective interest rate method.
The Company is subject to certain financial covenants in accordance with the terms of the prepayment agreement. These covenants are tested on June 30 and December 31 of each year for the life of the prepayment agreement. The financial covenants include financial measures defined within the prepayment agreement that are not defined under IFRS. These financial measures are defined by the prepayment agreement as follows:

•
the ratio of the Company's total consolidated indebtedness (calculated by including any outstanding letters of credit or bank guarantees and adding back any cash held by the Company on a consolidated basis) on each financial covenant test date to the Company's consolidated net cash generated by (used in) operating activities (where net cash generated includes the fair market value of crude oil inventory held as at the financial covenant test date) for the trailing 12 month period ending on that financial covenant test date will not exceed 4.00:1.00. The ratio as at December 31, 2017 is 0.22:1.00, the Company is in compliance with the ratio;

•
the ratio of Current Assets of the Company on a consolidated basis (calculated, in the case of crude oil inventory, by adjusting the value to market value) to Current Liabilities of the Company on a consolidated basis on each financial covenant test date will not be less than 1.00:1.00. The ratio as at December 31, 2017 is 3.60:1.00, the Company is in compliance with the ratio; and

•
the ratio of the parent's non-consolidated asset value to the aggregate amount of indebtedness outstanding under the advance documents on each financial covenant test date will not be less than 2.00:3.00. The ratio as at December 31, 2017 is 6.90:3.00, the Company is in compliance with the ratio.

As at December 31, 2017, the Company was in compliance with all the financial covenants.
The Company is also subject to a cover ratio provision. The cover ratio, defined as the value of the Company's Egyptian forecasted entitlement crude oil production on a forward 12 month basis to the prepayment service obligations, must not be less than 1.25:1.0. Prepayment service obligations includes the principal outstanding of the advances at the time and any costs, fees, expenses, interest and other amounts outstanding or forecasted to be due during the applicable prepayment period. In the event the cover ratio falls below 1.25:1.00, TransGlobe must:

•	reimburse in cash the relevant portion of the advances such that the cover ratio becomes equal to or greater than 1.25:1.0; and/or

•	amend the initial commercial contract to extend its duration and amend the maturity date under the agreement.
The cover ratio as at December 31, 2017 is 1.49:1.00, the Company is in compliance with the ratio.
Based on the Company's current forecast of future production and current Brent Crude prices the estimated future debt payments on long-term debt as of December 31, 2017 are as follows:

(000s)
2018	$—
2019	—
2020	—
2021	58,792
$58,792

Reserves Based Lending Facility

As at December 31, 2017, the Company had in place a revolving Canadian reserves-based lending facility with Alberta Treasury Branches ("ATB") totaling C$30.0 million ($24.0 million), of which C$14.0 million ($11.2 million) was drawn.

The facility borrowing base is re-calculated no less frequently than on a semi-annual basis of May 31 and November 30 of each year, or as requested by the lender. Lender shall notify the Company of each change in the amount of the borrowing base. In the event that lender re-calculates the borrowing base to be an amount that is less than the borrowings outstanding under the facility, the Company shall repay the difference between such borrowings outstanding and the new borrowing base within 45 days of receiving notice of the new borrowing base.

The Company may request an extension of the term date by no later than 90 days prior to the then current term date, and lender may in its sole discretion agree to extend the term date for a further period of 364 days. Unless extended, before May 11, 2018, any unutilized amount of the facility will be cancelled, and the amount of the facility will be reduced to the aggregate borrowings outstanding on that date. The balance of all amounts owing under the facility are due and payable in full on the date falling one year after the term date. If no extension is granted by the lender, the amounts owing pursuant to the facility are due at the maturity date. The facility bears interest at a rate of either ATB Prime or CDOR (Canadian Dollar Offered Rate) plus applicable margins that vary from 1.25% to 3.25% depending on the Company's net debt to trailing cash flow ratio. The revolving reserve-based lending facility was initially recognized at fair value, net of financing costs, and has subsequently been measured at amortized cost. Financing costs of $0.1 million will be amortized over the term of the agreement using the effective interest rate method.

The Company is subject to certain financial covenants in accordance with the terms of the agreement. These financial measures are defined by the agreement as follows:

•
the Company shall not permit the working capital ratio (calculated as current assets plus any undrawn availability under the facility, to current liabilities less any amount drawn under the facility) to fall below 1:00:1:00. The working capital ratio as at December 31, 2017 is 1.46:1.00, the Company is in compliance with the ratio; and

•
permit the ratio of net debt to trailing cash flows as at the end of any fiscal quarter to exceed 3:00:1:00. According to the agreement net debt is, as of the end of any fiscal quarter and as determined in accordance with IFRS on an non-consolidated basis, and without duplication, an amount equal to the amount of total debt less current assets. Trailing cash flow is defined as the two most recently completed fiscal quarters, annualized. The net debt to trailing cash flows ratio as at December 31, 2017 is 0.19:1.00, the Company is in compliance with the ratio.

Note Payable
On December 20, 2016, the Company closed the acquisition of certain petroleum properties in west central Alberta, Canada (Note 6). The acquisition was partially funded by a vendor take-back note of C$15.0 million ($11.2 million). The note payable had a 24-month term and bore interest at a rate of 10% per annum. The Company repaid the outstanding vendor take-back note balance of C$13.6 million ($10.0 million) on May 16, 2017. Repayment was made using the revolving reserves-based lending facility.

Borrowing Base Facility
In December 2016 the Company terminated its Borrowing Base Facility. There were no amounts outstanding under the Borrowing Base Facility at the time of termination; however, the Company was utilizing approximately $16.0 million in the form of letters of credit to support its exploration commitments in Egypt. The letters of credit outstanding under the borrowing base facility were transferred to a bilateral letter of credit facility with Sumitomo Mitsui Banking Corporation ("SMBC"). The issued letters of credit under the bilateral letter of credit facility were secured by cash collateral which was on deposit with SMBC (Note 13). The exploration commitments associated with the cash collateralized letter of credit facility were fulfilled in 2017. All remaining deferred financing costs related to the Borrowing Base Facility were expensed at the time of termination of the facility.
CONVERTIBLE DEBENTURES

(000s)
Balance at December 31, 2015	$63,848
Fair value adjustment	7,027
Foreign exchange adjustment	1,780
Balance at December 31, 2016	72,655
Repayment	(73,375)
Fair value adjustment	151
Foreign exchange adjustment	569
Balance at December 31, 2017	$—

The convertible debentures matured on March 31, 2017 and were repaid in full on that date for their aggregate face value of C$97.8 million ($73.4 million). Repayment was made using the proceeds from the prepayment agreement (Note 20).